Acquisitions and Divestitures	6 Months Ended
Sep. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Acquisitions and Divestitures
4 - Acquisitions and Divestitures
Acquisitions
On July 1, 2026, the Company acquired all of the outstanding equity interests of DreamBig Semiconductor Inc. (“DreamBig”) for purchase consideration of $265.3 million, including $14.0 million related to the settlement of a preexisting relationship with DreamBig that was funded prior to closing. The Company paid cash at close of $248.9 million, net of $2.4 million cash acquired. In addition, the Company paid $7.8 million at closing to settle employee options following accelerated vesting. This amount was excluded from purchase consideration and recognized as post-combination compensation expense within research and development and selling, general and administrative expenses in the Condensed
Consolidated Income Statements. The addition of DreamBig’s advanced networking capabilities, technology, and engineering expertise is expected to enhance the Company’s portfolio and help it deliver more complete solutions.
The total purchase consideration was allocated to the assets acquired and liabilities assumed based on their respective estimated fair values as of the acquisition date as follows:

(in millions)	Fair Value
Cash	$2
Goodwill (1)	93
Intangible assets, net - IPR&D	189
Deferred income taxes	(20)
Other assets, net of liabilities assumed	1
Total purchase consideration	$265
(1)The goodwill recognized is not deductible for income tax purposes.
The fair value of IPR&D acquired was determined using the replacement cost approach. Acquisition-related expenses were not material.
Divestitures
On August 26, 2025, the Company completed the sale of its Artisan foundation IP business, consisting of standard cell libraries, memory compilers, and general-purpose I/Os to Cadence Design Systems, Inc. (“Cadence”) pursuant to the terms of the definitive agreement entered into in April 2025. For the three and six months ended September 30, 2025, the Company recognized pre-tax gain on business divestiture of $131.0 million in other non-operating income (loss), net in the Consolidated Income Statements. This transaction did not meet the criteria for presentation as discontinued operations as it does not represent a strategic shift that has a major effect on the Company's operations or financial results. In connection with the sale, the Company entered into a transition services agreement pursuant to which the Company and Cadence are providing certain transition support services to each other for a period of up to 18 months following completion of the sale. The amounts of the transition services are not material.